Intangible assets, net - Future Amortization Expenses (Detail) € in Millions	Dec. 31, 2021 EUR (€)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	€ 135.2
2023	130.4
2024	121.0
2025	115.6
2026	109.0
Thereafter	340.9
Total	€ 952.1